Goodwill and other intangible assets (Analysis of carrying value and accumulated amortization of intangible assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Goodwill And Other Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount	$ 60,343	$ 47,613
Finite-lived intangible assets, accumulated amortization	(37,587)	(33,049)
Indefinite-lived intangible assets	104,168	91,843
Trade name and customer relationships
Goodwill And Other Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount	18,189	12,433
Finite-lived intangible assets, accumulated amortization	(10,971)	(10,183)
Distribution network
Goodwill And Other Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount	39,831	35,180
Finite-lived intangible assets, accumulated amortization	(26,500)	(22,866)
Technology
Goodwill And Other Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount	2,323	0
Finite-lived intangible assets, accumulated amortization	(116)	0
Syndicate capacity
Goodwill And Other Intangible Assets [Line Items]
Indefinite-lived intangible assets	91,843	91,843
State licenses
Goodwill And Other Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 12,325	$ 0